Reserves - Dividend distributions (Details) - USD ($) $ / shares in Units, $ in Thousands																																														12 Months Ended
	Jan. 02, 2024	Dec. 28, 2023	Dec. 08, 2023	Nov. 16, 2023	Nov. 15, 2023	Oct. 02, 2023	Aug. 04, 2023	Aug. 02, 2023	Jul. 03, 2023	May 12, 2023	May 10, 2023	Apr. 03, 2023	Mar. 01, 2023	Feb. 24, 2023	Feb. 22, 2023	Dec. 30, 2022	Nov. 29, 2022	Nov. 10, 2022	Nov. 09, 2022	Oct. 04, 2022	Aug. 05, 2022	Aug. 03, 2022	Jul. 01, 2022	May 12, 2022	May 10, 2022	Apr. 01, 2022	Mar. 09, 2022	Mar. 01, 2022	Feb. 28, 2022	Feb. 23, 2022	Dec. 31, 2021	Nov. 18, 2021	Nov. 15, 2021	Oct. 01, 2021	Sep. 30, 2021	Sep. 16, 2021	Aug. 11, 2021	Aug. 04, 2021	Jun. 30, 2021	May 26, 2021	May 13, 2021	May 05, 2021	Mar. 31, 2021	Mar. 11, 2021	Feb. 21, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Dividend distributions
Dividend amount paid																																														$ 76,698	$ 67,296	$ 67,286
Common shares
Dividend distributions
Dividend per share (in dollars per share)								$ 0.15			$ 0.15				$ 0.15				$ 0.15			$ 0.15			$ 0.15					$ 0.15					$ 0.10			$ 0.15				$ 0.05			$ 0.05
Dividend amount paid							$ 14,308			$ 14,308				$ 14,308				$ 14,308			$ 14,308			$ 14,308				$ 14,308						$ 9,539			$ 14,308			$ 4,769				$ 4,759
Common shares | Dividend distribution one
Dividend distributions
Dividend per share (in dollars per share)					$ 0.15																												$ 0.15
Dividend amount paid				$ 14,308																												$ 14,308
Common shares | Dividend distribution two
Dividend distributions
Dividend per share (in dollars per share)					0.10																												0.10
Dividend amount paid			$ 9,540																										$ 9,539
Preference shares
Dividend distributions
Dividend per share (in dollars per share)								$ 0.546875			$ 0.546875		$ 0.546875				$ 0.546875					$ 0.546875			$ 0.546875		$ 0.546875						$ 0.546875			$ 0.546875					$ 0.546875			$ 0.546875
Dividend amount paid						$ 2,490			$ 2,516			$ 2,516				$ 2,516				$ 2,516			$ 2,516			$ 2,516					$ 2,516			$ 2,516					$ 2,516				$ 2,516
Preference shares | Dividend distribution one
Dividend distributions
Dividend per share (in dollars per share)					0.528646
Dividend amount paid		$ 2,295
Preference shares | Dividend distribution two
Dividend distributions
Dividend per share (in dollars per share)					$ 0.546875
Dividend amount paid	$ 109